Landfill Closure and Post-Closure Costs (Undiscounted Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Fair value of legally restricted assets	$ 9,885	$ 9,200
Funded landfill post-closure costs - deposited into trust	9,782	9,115
Funded landfill post-closure costs - included in accounts payable	103	85
Accrual for Environmental Loss Contingencies, Gross, Fiscal Year Maturity [Abstract]
Year 1	8,871
Year 2	11,219
Year 3	18,394
Year 4	7,438
Year 5	11,766
Thereafter	608,516
Undiscounted closure and post-closure costs	$ 666,204